RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTIES
Schedule of accounts receivable from and accounts payable to related parties

	December 31,
	2014	2013
Accounts receivable:
Sistema, parent company (Note 15)	3,215	—
MTS Belarus, the Group associate	514	304
MTS Bank, the Group associate	510	128
Sitronics N, a subsidiary of Sistema	121	337
Stream, the Group associate	42	59
NVision Group, subsidiaries of Sistema	16	33
Other related parties	107	104

Total accounts receivable, related parties	4,525	965

Accounts payable:
NVision Group, subsidiaries of Sistema	3,311	1,605
MTS Bank, the Group associate	377	697
MTS Belarus, the Group associate	213	208
Stream, the Group associate	211	99
Maxima, a subsidiary of Sistema	162	307
Smart Cards Group, subsidiaries of Sistema	72	201
Other related parties	328	198

Total accounts payable, related parties	4,674	3,315

Schedule of operating transactions with related parties

	2014	2013	2012
Revenues from related parties:
MTS Bank, the Group associate (telecommunications and call center services, bank cards distribution commission)	787	378	88
MTS Belarus, the Group associate (roaming and interconnect services)	269	149	209
Medsi Group, subsidiaries of Sistema (telecommunications and call center services)	83	48	28
NVision Group, subsidiaries of Sistema (fixed line services)	82	75	77
Sitronics N, a subsidiary of Sistema (construction of fiber optic link)	7	288	26
Jet Air Group, subsidiaries of Sistema (rent)	4	60	—
Other related parties	140	115	64

Total revenues from related parties	1,372	1,113	492

Operating expenses incurred on transactions with related parties
Maxima, a subsidiary of Sistema (advertising)	1,575	1,757	1,902
Stream, the Group associate (content services)	1,395	711	—
NVision Group, subsidiaries of Sistema (IT consulting)	846	1,083	1,115
MTS Bank, the Group's associate (commission related (income)/expenses)	(406)	413	55
Elavius, a subsidiary of Sistema (transportation services)	399	347	351
MTS Belarus, the Group associate (roaming and interconnect services)	395	278	424
AB Safety, a subsidiary of Sistema (security services)	292	354	344
Jet Air Group, subsidiaries of Sistema (aircraft maintenance)	127	—	—
Other related parties	455	513	423

Total operating expenses incurred on transactions with related parties	5,078	5,456	4,614

Schedule of investments in and provided loans to related parties

	December 31,
	2014	2013
Loans to, promissory notes and investments in shares of related parties:
Short-term investments (Note 7)
Deposits at MTS Bank	—	5,081
Mutual investment fund "Reservnyi", managed by DIK, a subsidiary of Sistema	—	4,154
Sistema Notes due in 2016 (series 04)	534	—
Sistema International Funding S.A. Bonds due 2019, a subsidiary of Sistema	42	—
Loan receivable from Navigation Information Systems, a subsidiary of Sistema	132	—
Loan receivable from Moscow Business Incubator, a subsidiary of Sistema	52	—

Total short-term investments in related parties	760	9,235

Other investments (Note 16)
Promissory notes of Sistema	618	618
Loan receivable from Navigation Information Systems, a subsidiary of Sistema	92	—

Total other investments to related parties	710	618

Investments in shares (Note 16)
Sistema Mass Media, a subsidiary of Sistema	117	117
Other	8	8

Total investments in shares of related parties	125	125